Annual Fund Operating Expenses - SA Goldman Sachs Global Bond Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.62%
Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.78%
Class 2
Operating Expenses:
Management Fees	0.62%
Service (12b-1) Fees	0.15%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.93%
Class 3
Operating Expenses:
Management Fees	0.62%
Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.03%